BALANCE SHEET DETAILS - Schedule of Inventories (Details) - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Inventories:
Raw materials	$ 124	$ 55
Work in process	85	14
Finished goods	586	1,200
Total Inventory	$ 795	$ 1,269